RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14 – RELATED PARTY TRANSACTIONS

Loans to executive officers, directors and their affiliated companies, totaled $1,789,000 and $3,104,000 at June 30, 2015 and 2014, respectively. All loans were current at June 30, 2015 and 2014.

The activity in loans to executive officers, directors and their affiliated companies are as follows:

	For the year ended June 30,
	2015	2014
	(In thousands)
Beginning balance	$3,104	$3,397
New loans	309	160
Owner Status Change	(137)	—
Payments on loans	(1,487)	(453)
Ending balance	$1,789	$3,104

Deposits from officers and directors and affiliates totaled $1,529,000 and $1,472,000 at June 30, 2015 and 2014, respectively.